Annual Total Returns[BarChart] - Invesco SP SmallCap Materials ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.51%)	24.93%	35.35%	(0.03%)	(25.87%)	54.22%	9.62%	(22.32%)	20.50%	22.41%